Provisions	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provisions
17.	PROVISIONS
Details of this item are as
follows:

31 December 2021	Non-current		Total Non-current	Current
(In Euros)	Provision of compliance	Service warranties		Service warranties

Carrying amount at the beginning of the year	5,940	224,946	230,886	—
Charge / (Credit) to results:	(2,401)	133,659	131,258	540,796
(+) additional provisions recognized (net)	—	731,432	731,432	—
(+/-) Short-term transferred	—	(597,773)	(597,773)	597,773
(-) Amounts used during the year	(2,401)	—	(2,401)	(56,977)

Carrying amount at year end	3,539	358,605	362,144	540,796

31 December 2020	Non-current		Total Non-current	Current
(In Euros)	Provision of compliance	Service warranties		Service warranties

Carrying amount at the beginning of the year	—	96,954	96,954	—
Charge / (Credit) to results:	5,940	127,992	133,932	—
(+) additional provisions recognized (net)	5,940	127,992	133,932	—
(-) Amounts used during the year	—	—	—	—

Carrying amount at year end	5,940	224,946	230,886	—

S
ervice warranties
Products developed and sold by the Group are under warranty for a period of two years and, therefore, a provision is made annually to cover the estimated costs that could be incurred in relation to projects and products under warranty at year end. This provision is calculated based on an estimate of warranty costs incurred and their relation to the volume of sales under warranty.